Stock-Based Compensation - Schedule of Fair Value of Stock-Based Compensation Awards (Details)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Fair Value of Stock-Based Compensation Awards [Line Items]
Expected dividend rate		0.00%
Minimum [Member]
Schedule of Fair Value of Stock-Based Compensation Awards [Line Items]
Expected term	4 years	4 years
Expected volatility	68.19%	59.63%
Expected dividend rate	0.00%
Risk-free rate	3.65%	4.34%
Maximum [Member]
Schedule of Fair Value of Stock-Based Compensation Awards [Line Items]
Expected term		5 years
Expected volatility		63.35%
Risk-free rate		4.36%